Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 35,688	$ 43,337
Asset Management
Disclosure of operating segments [line items]
Revenue	5,855	5,037
Asset Management | United States
Disclosure of operating segments [line items]
Revenue	5,299	4,505
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Revenue	289	174
Asset Management | Canada
Disclosure of operating segments [line items]
Revenue	233	311
Asset Management | Other countries
Disclosure of operating segments [line items]
Revenue	34	47
Corporate
Disclosure of operating segments [line items]
Revenue	258	980
Corporate | United States
Disclosure of operating segments [line items]
Revenue	112	169
Corporate | United Kingdom
Disclosure of operating segments [line items]
Revenue	74	725
Corporate | Canada
Disclosure of operating segments [line items]
Revenue	75	79
Corporate | Other countries
Disclosure of operating segments [line items]
Revenue	$ (3)	$ 7